Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents					$ 1,028,100	$ 959,200	$ 1,244,900
Right-of-use operating lease assets				$ 56,000	61,600	72,800
Other assets				337,400	309,600	384,200
Total assets				16,104,300	15,224,800	15,157,300
LIABILITIES
Accrued expenses and other payables				248,400	214,400	201,800
Long-term debt				300,000	300,000	0
Short-term debt					0	299,900
Operating lease liabilities				79,600	86,100	95,500
Total liabilities				13,081,100	12,316,300	12,799,300
SHAREHOLDERS’ EQUITY
Ordinary shares				604	604	604
Preference shares				753,500	753,500	753,500
Additional paid in capital				761,200	761,200	761,200
Retained earnings				1,794,900	1,793,500	1,349,000
Unrealized (loss)/gains on investments					(227,600)	(333,200)
Total accumulated other comprehensive (loss)				(287,000)	(400,300)	(506,300)	$ (558,400)	$ (123,000)
Total shareholders’ equity					2,908,500	2,358,000
Total liabilities and shareholders’ equity				$ 16,104,300	$ 15,224,800	$ 15,157,300
Ordinary shares, issued				60,395,839	60,395,839	60,395,839
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, issued			11,000,000	11,000,000	11,000,000	11,000,000
Preference shares, rate			5.95%	5.95%	5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, issued		10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, issued	10,000,000			10,000,000	10,000,000	10,000,000
Preference shares, rate	5.625%			5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)					$ 43,200	$ 40,500
Cash and cash equivalents					43,500	44,400		$ 45,000	$ 92,400
Investments in subsidiaries (1)					3,284,200	2,767,900
Other receivables					4,300	1,700
Right-of-use operating lease assets					1,500	2,000
Other assets					5,600	5,900
Total assets					3,382,300	2,862,400
LIABILITIES
Accrued expenses and other payables					27,800	22,300
Other Liabilities					144,700	180,500
Long-term debt					300,000	0
Short-term debt					0	299,900
Operating lease liabilities					1,300	1,700
Total liabilities					473,800	504,400
SHAREHOLDERS’ EQUITY
Ordinary shares					600	600
Preference shares					753,500	753,500
Additional paid in capital					761,200	761,200
Retained earnings					1,793,500	1,349,000
(Loss)/gain on derivatives					(200)	13,800
Gains on foreign currency translation (start of period)				$ (172,500)	(186,900)
Gains on foreign currency translation (end of period)					(172,500)	(186,900)
Total accumulated other comprehensive (loss)					(400,300)	(506,300)
Total liabilities and shareholders’ equity					$ 3,382,300	$ 2,862,400